Derivatives (Credit Risk Exposure) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Credit Derivatives [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	$ 1,394	$ 1,290
Total cash deposits/collateral on hand	119	91
Accounts Receivable [Member]
Credit Derivatives [Line Items]
Concentration Risk, Credit Risk, Financial Instrument, Maximum Exposure	1,148	1,019
Total cash deposits/collateral on hand	247	271
Financial assets, considered to be past due	$ 90	104
Derivative, Credit Risk, Past Due Days Outstanding	69 days
Fair Value of assets	$ 78	$ 91